Company financial information - Financial position (Details) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Non-current assets
Total non-current assets | $		$ 7,278		$ 7,725			$ 7,608			$ 4,692
Current assets
Related party receivables | $										440
Cash and cash equivalents | $		530		784	[1]		813	[1]		602	[1]
Total current assets | $		3,036		3,427			3,238			2,649
TOTAL ASSETS | $		10,314		11,152			10,846			7,341
Equity attributable to owners of the parent
Issued capital | $		23		23
Share Premium | $		1,292		1,290			274			571
Capital contribution | $		485		485			485
Retained earnings | $		(3,355)		(3,152)			(3,093)			(2,898)
Total equity attributable to owners of the parent	€ (1,318)	(1,510)	€ (1,148)	(1,375)		€ (2,070)	(2,182)			(2,158)
Non-current liabilities
Borrowings | $		7,761		8,306			8,582			6,964
Related party borrowings | $				0			709
Total non-current liabilities | $		9,406		10,231			11,037			8,302
Current liabilities
Total current liabilities | $		2,417		2,295			1,988			1,194
TOTAL LIABILITIES | $		11,823		12,526			13,025			9,496
TOTAL EQUITY and LIABILITIES | $		$ 10,314		$ 11,152			$ 10,846			$ 7,341
Ardagh Group S.A.
Non-current assets
Investments in subsidiary undertakings	1,809		1,809
Total non-current assets	1,809		1,809
Current assets
Related party receivables	1		10
Cash and cash equivalents			1						€ 2
Total current assets	1		11
TOTAL ASSETS	1,810		1,820
Equity attributable to owners of the parent
Issued capital	22		22
Share Premium	1,092		1,090
Legal reserve	2		2
Capital contribution	431		431
Retained earnings	261		267
Total equity attributable to owners of the parent	1,808		1,812
Current liabilities
Related party borrowings			4
Other payables	2		4
Total current liabilities	2		8
TOTAL LIABILITIES	2		8
TOTAL EQUITY and LIABILITIES	€ 1,810		€ 1,820

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements